Schedule of revenue (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers	$ 64,880,911	$ 503,975,453	$ 532,286,102	$ 456,688,173
Performance obligations satisfied at point in time [member] | Catering income [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers	61,548,881	478,093,240	531,779,040	455,160,398
Performance obligations satisfied at point in time [member] | Sales of goods [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers	1,555,571	12,083,213	507,062	644,775
Performance obligations satisfied over time [member] | Catering income [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers	$ 1,776,459
Performance obligations satisfied over time [member] | Management fee income [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers		$ 13,799,000		$ 883,000